General Information - Schedule of Consolidated Financial Information Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Total assets	₩ 444,094	₩ 327,526
Total liabilities	113,914	80,685
Revenue from contracts with customers	463,618	413,938	₩ 405,953
Profit (loss) for the year	83,058	65,880	₩ 62,556
Gravity Interactive, Inc.
Disclosure of subsidiaries [line items]
Total assets	32,143	26,385
Total liabilities	23,617	16,163
Revenue from contracts with customers	62,745	79,242
Profit (loss) for the year	₩ (2,448)	988
Subsidiary	Gravity Interactive, Inc.
Gravity NeoCyon, Inc.
Disclosure of subsidiaries [line items]
Total assets	₩ 15,587	14,903
Total liabilities	8,353	9,378
Revenue from contracts with customers	24,639	25,443
Profit (loss) for the year	₩ 1,710	(111)
Subsidiary	Gravity NeoCyon, Inc.
Gravity Communications Co.,Ltd.
Disclosure of subsidiaries [line items]
Total assets	₩ 39,438	33,121
Total liabilities	11,161	9,236
Revenue from contracts with customers	50,611	33,342
Profit (loss) for the year	₩ 14,186	9,096
Subsidiary	Gravity Communications Co.,Ltd.
PT. Gravity Game Link
Disclosure of subsidiaries [line items]
Total assets	₩ 3,268	2,916
Total liabilities	1,090	318
Revenue from contracts with customers	3,372	2,462
Profit (loss) for the year	₩ (374)	(221)
Subsidiary	PT. Gravity Game Link
Gravity Game Tech Co.,Ltd.
Disclosure of subsidiaries [line items]
Total assets	₩ 40,204	25,591
Total liabilities	9,740	5,666
Revenue from contracts with customers	34,990	28,346
Profit (loss) for the year	₩ 9,975	5,496
Subsidiary	Gravity Game Tech Co.,Ltd.
Gravity Game Arise Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	₩ 3,067	3,912
Total liabilities	988	2,167
Revenue from contracts with customers	3,452	3,258
Profit (loss) for the year	₩ (505)	159
Subsidiary	Gravity Game Arise Co., Ltd.
Gravity Game Hub PTE., Ltd.
Disclosure of subsidiaries [line items]
Total assets	₩ 4,846	2,538
Total liabilities	2,726	722
Revenue from contracts with customers	4,352	117
Profit (loss) for the year	₩ (3,081)	₩ (1,110)
Subsidiary	Gravity Game Hub PTE., Ltd.
Gravity Game Vision Limited
Disclosure of subsidiaries [line items]
Total assets	₩ 63,608
Total liabilities	46,146
Revenue from contracts with customers	116,550
Profit (loss) for the year	₩ 17,090
Subsidiary	Gravity Game Vision Limited.(*)